Liabilities, Commitments and Contingencies - Schedule of Accrued Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Loss Contingencies [Line Items]
Accrued compensation and employee benefit costs		$ 6,721		$ 6,351
737 MAX customer concessions and other considerations		1,327		1,864
Other customer concessions and considerations		1,300		1,102
Environmental	$ 831	844	$ 800	752	$ 605
Product warranties	2,255	2,448	$ 2,526	2,275	$ 1,900
Forward loss recognition		4,699		4,060
Accrued interest payable		652		599
Current portion of lease liabilities		296		276
Current portion of retiree healthcare and pension liabilities		473		494
Other		3,571		3,808
Accrued liabilities	$ 21,850	$ 22,331		$ 21,581